INCOME TAXES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Unrecognized tax benefits	$ 0	$ 0		$ 0		$ 0	$ 0
Net Income (Loss) Attributable to Parent		53,287				$ 79,422	$ (245,454)
Goodvision Inc [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax change in enacted tax rate								$ 800
Unrecognized tax benefits
Net Income (Loss) Attributable to Parent								(80,700)	(25,911)
Income tax expense (benefit)								$ 23,540	$ 7,901
Effective tax rate								22.30%	22.90%
Income Tax Expense (Benefit)								$ (23,540)	$ (7,901)
Deferred tax assets valuation allowance
Goodvision AI Inc [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net Income (Loss) Attributable to Parent		211,067	(21,050)	737,021	$ (44,058)
Income tax expense (benefit)			$ (6,041)		$ (12,644)
Effective tax rate		(0.00%)	(22.30%)	(0.00%)	(22.30%)			22.30%
Income Tax Expense (Benefit)			$ 6,041		$ 12,644
Effective income tax rate reconciliation income limitation		80.00%
California net operating losses				20 years
Deferred tax assets valuation allowance	206,245	$ 206,245		$ 206,245
Income tax payable				31,441
Fiscal year 2024 accrual	7,901	7,901		7,901
Fiscal year 2025 accrual	$ 23,540	23,540		23,540
Current Income Tax Expense (Benefit)			$ 6,041		$ 12,644
Goodvision AI Inc [Member] | California Franchise Tax Board [Member]
Effective Income Tax Rate Reconciliation [Line Items]
California franchise tax	The Company is subject to the California franchise tax, equal to the greater of (i) an income-based tax at the enacted rate of 8.84% applied to California-apportioned taxable income, or (ii) a minimum franchise tax of $800. For the fiscal year ending September 30, 2026, the Company is in a pre-tax loss position and does not expect to generate California-apportioned taxable income for the full fiscal year; accordingly, the $800 minimum franchise tax applies rather than the income-based tax. The $800 minimum franchise tax is recognized in the period in which it becomes probable and estimable; as of March 31, 2026, the minimum franchise tax for fiscal year 2026 had not yet been accrued. For the fiscal year ended September 30, 2025, the Company determined its California apportionment using market-based sourcing rules under California Revenue and Taxation Code Section 25136, resulting in an apportionment factor of approximately 17.9%, and recorded income-based California franchise tax at the 8.84% rate (which exceeded the $800 minimum).